BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Property, plant, and equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	80 years
Plant and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Plant and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Warehouse installations and accessories | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Warehouse installations and accessories | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Furniture and supplies | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Furniture and supplies | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Motor vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Motor vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
IT Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
IT Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Other Property Plant And Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Other Property Plant And Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Bottles and containers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	1 year
Bottles and containers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 years
Software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years